CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2022
Debt Instrument [Line Items]
Change of control conversion description		conversion or redemption in connection with a change in control, the company will also be required to pay the holder an amount in cah equal to 6% per annum on the then-outstanding principal amount of the note from the date of such conversion or redemption trough the maturity date
Convertible Notes
Debt Instrument [Line Items]
Principal amount		$ 40,000
Term of debt issuance costs amortization		3 years
Total Issuance Costs		$ 596
Debt interest rate		0.14%
Amortization of debt issuance costs		$ 171
Convertible Notes | Lynrock Lake Master Fund LP [Member]
Debt Instrument [Line Items]
Principal amount	$ 40,000
Maturity date	Feb. 14, 2025
conversion price decreases by	up to two $1 increments if the companyelects to extend the maturity of the Note by up to two successive years
Conversion rate description	The Note is convertible into the company's ordinary shares atan initial conversion rate of 97.0874 ordinary shares per $1,000 of the principalamount being converted (based on an initial conversion price equal to $10.30 per ordinary share).